INVENTORIES	3 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5.	INVENTORIES

	June 30, 2016	March 31, 2016
	$	$
Raw Materials	218,047	-
Work in Progress	42,212	-
	260,259	-